LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 373.0	$ 308.5
Additions and remeasurements	128.2	119.6
Business combinations (Note 2)		32.7
Depreciation	(50.1)	(48.4)
Impairment		(8.1)
Purchase of assets under lease (Note 14)	(34.6)	(21.7)
Transfers and others	(8.7)	(3.0)
Foreign currency exchange differences	19.1	(6.6)
Right-of-use assets, ending balance	426.9	373.0
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(47.5)	(46.0)
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(2.6)	(2.4)
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	255.3	212.0
Additions and remeasurements	120.9	59.4
Business combinations (Note 2)		32.7
Depreciation	(36.6)	(31.2)
Impairment		(8.1)
Purchase of assets under lease (Note 14)	0.0	0.0
Transfers and others	(6.1)	(3.3)
Foreign currency exchange differences	13.2	(6.2)
Right-of-use assets, ending balance	346.7	255.3
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	90.5	65.9
Additions and remeasurements	7.3	60.0
Business combinations (Note 2)		0.0
Depreciation	(9.9)	(13.8)
Impairment		0.0
Purchase of assets under lease (Note 14)	(34.6)	(21.7)
Transfers and others	(2.3)	0.5
Foreign currency exchange differences	5.9	(0.4)
Right-of-use assets, ending balance	56.9	90.5
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	15.5	18.1
Additions and remeasurements	0.0	0.2
Business combinations (Note 2)		0.0
Depreciation	(2.8)	(2.6)
Impairment		0.0
Purchase of assets under lease (Note 14)	0.0	0.0
Transfers and others	(0.3)	(0.2)
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	12.4	15.5
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	11.7	12.5
Additions and remeasurements	0.0	0.0
Business combinations (Note 2)		0.0
Depreciation	(0.8)	(0.8)
Impairment		0.0
Purchase of assets under lease (Note 14)	0.0	0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 10.9	$ 11.7